STROOCK & STROOCK & LAVAN LLP
180 MAIDEN LANE
NEW YORK, NEW YORK 10038-4982

March 4, 2010

Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC 20549
Attention:  John C. Grzeskiewicz, Esq.

Re:	Dreyfus Dynamic Alternatives Fund, Inc.
(Registration Nos: 333-163566 and 811-22361)

Ladies and Gentlemen:

On behalf of the above-referenced fund (the "Fund"), transmitted for filing is Pre-Effective Amendment No. 3 ("Amendment No. 3") to the Fund's Registration Statement on Form N-1A (the "Registration Statement"), initially filed with the Securities and Exchange Commission on December 8, 2009.

Amendment No. 3 is marked to reflect changes from Pre-Effective Amendment No. 2 to the Registration Statement filed on February 19, 2009 ("Amendment No. 2").  Amendment No. 3 is being filed to (i) include all of the outstanding exhibits, (ii) add appropriate disclosure about the Fund's Board of Directors and officers and (ii) make certain other revisions.

The Fund is seeking accelerating of the effective date of the Registration Statement to March 8, 2010.  Acceleration requests from the Fund and the Fund's principal underwriter are filed herewith.  The Fund's Tandy letter was filed with Amendment No. 2.

Please direct any comments and questions concerning the Registration Statement to me at 212.806.6138 (dstephens@stroock.com).

Very truly yours,

/s/ David Stephens

David Stephens

Dreyfus Dynamic Alternatives Fund, Inc.
200 Park Avenue
New York, New York  10166

March 4, 2010

Securities and Exchange Commission
100 F. Street, N.E.
Washington, D.C. 20549
Attention:  John C. Grzeskiewicz, Esq.

Re:	Dreyfus Dynamic Alternatives Fund, Inc.
(Registration Nos: 333-163566 and 811-22361)

Ladies and Gentlemen:

Pursuant to Rule 461 promulgated under the Securities Act of 1933, as amended, the Fund hereby requests acceleration of the effective date of the above-referenced Registration Statement to 9:00 a.m., Eastern time, on March 8, 2010 or as soon thereafter as may be practicable.

Very truly yours,

DREYFUS DYNAMIC ALTERNATIVES FUND, INC.

By:	/s/ Jeff Prusnofsky
Jeff Prusnofsky Vice President

MBSC SECURITIES CORPORATION
200 Park Avenue
New York, New York 10166

March 4, 2010

Securities and Exchange Commission
100 F. Street, N.E.
Washington, D.C. 20549
Attention:  John C. Grzeskiewicz, Esq.

Re:	Dreyfus Dynamic Alternatives Fund, Inc.
(Registration Nos: 333-163566 and 811-22361)

Ladies and Gentlemen:

Pursuant to Rule 461 promulgated under the Securities Act of 1933, as amended, as principal underwriter of the securities of the Fund, we hereby join the Fund in requesting that the effective date for the above-referenced Registration Statement be accelerated so that it will become effective at 9:00 a.m., Eastern time, on March 8, 2010, or as soon thereafter as may be practicable.

Very truly yours,

MBSC SECURITIES CORPORATION

By:	/s/ James Bitetto
James Bitetto Assistant Secretary